Current Liabilities - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Liabilities, Current [Abstract]
Book overdrafts	$ 62.8	$ 107.9
Dividends payable, current	120.2	119.7
Accrued vacation and holiday pay	$ 80.4	$ 75.3